K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Clifford J. Alexander D 202.778.9068 F 202.778.9100 clifford.alexander@klgates.com

March 8, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Clough Global Opportunities Fund (the “Fund”) Pre-Effective Amendment No. 2 to Registration Statement on Form N-2 (File Nos. 811-21846 and 333-232062)

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith is Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

This filing amends the registration statement to provide for the shelf registration of common shares, preferred shares, subscription rights to purchase common shares, subscription rights to purchase preferred shares and subscription rights to purchase common and preferred shares. The following are the principal differences between this filing and Pre-Effective Amendment No. 1: (1) the inclusion of updated information with respect to the Fund, its investment objective and policies, (2) sections relating to incorporation by reference, (3) sections relating general to the preferred shares and rights to purchase preferred shares, and (40 the five Forms of Supplements attached to the registration statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 703-380-8500.

Sincerely,

/s/ Clifford J. Alexander

Clifford J. Alexander

Enclosure

cc:	Sareena Khwaja-Dixon
ALPS Fund Services, Inc.